Income Taxes (Details Textuals) (USD $) In Thousands	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Income Taxes (Textuals) [Abstract]
Valuation allowance for other deferred tax assets	$ 137
Valuation allowance increase (decrease)	146	5,556	864
Undistributed earnings of foreign subsidiaries on which deferred income taxes not provided	194,058
Amount unrecognized tax benefit could decrease in next 12 months	1,874
Company's unrecognized tax benefits	20,261	15,322	13,794
Unrecognized tax benefits that would affect the effective tax rate	13,939	11,321
Tax-related net interest and penalties	1,792	2,289
Tax-related net interest and penalties credited to earnings	$ 497	$ 594	$ 1,982